Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Oct. 14, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policies and practices regarding the timing of awards of options in relation to the disclosure of material nonpublic information. Our Board of Directors and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Consistent with our annual compensation cycle, we provide our PEO and other NEO with the opportunity to earn incentive awards, which has historically included options, under a time-based vesting program with one quarter vesting each year for four years. However, with the exception of an inducement grant of stock options to Sanjiv Razdan in connection with his hire, we have not made grants of stock options since 2021. The timing of any awards of options to executive officers in connection with new hires, promotions, annual compensation cycle, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment, our annual compensation cycle or promotion effective date. As a result, the timing of the award of options occurs independent of the release of any material nonpublic information.
The following table shows information regarding the options that were issued to our NEOs in fiscal 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filings or furnishing of such report with the SEC:

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Share)	Grant date fair value of the award(1) ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Sanjiv Razdan(2)	10/14/2024	38,059	10.51	236,532	(0.38)
1.The amount in this column represents grant-date fair value for awards granted, whether or not vested, during the year ended 2024. For a discussion of the assumptions used in reaching this valuation, see Note 7 to our audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on March 14, 2025.
2.Current Report on Form 8-K, filed with the SEC on October 15, 2024, reported the resignation of Peter D. Holt, the appoint of Sanjiv Razdan as our President and Chief Executive Officer, and grants made to Mr. Razdan in connection with his appointment.

Award Timing Method
Consistent with our annual compensation cycle, we provide our PEO and other NEO with the opportunity to earn incentive awards, which has historically included options, under a time-based vesting program with one quarter vesting each year for four years. However, with the exception of an inducement grant of stock options to Sanjiv Razdan in connection with his hire, we have not made grants of stock options since 2021. The timing of any awards of options to executive officers in connection with new hires, promotions, annual compensation cycle, or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment, our annual compensation cycle or promotion effective date. As a result, the timing of the award of options occurs independent of the release of any material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Share)	Grant date fair value of the award(1) ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Sanjiv Razdan(2)	10/14/2024	38,059	10.51	236,532	(0.38)
1.The amount in this column represents grant-date fair value for awards granted, whether or not vested, during the year ended 2024. For a discussion of the assumptions used in reaching this valuation, see Note 7 to our audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on March 14, 2025.
2.Current Report on Form 8-K, filed with the SEC on October 15, 2024, reported the resignation of Peter D. Holt, the appoint of Sanjiv Razdan as our President and Chief Executive Officer, and grants made to Mr. Razdan in connection with his appointment.

Razdan [Member]
Awards Close in Time to MNPI Disclosures
Name		Sanjiv Razdan(2)
Underlying Securities | shares		38,059
Exercise Price | $ / shares		$ 10.51
Fair Value as of Grant Date | $		$ 236,532
Underlying Security Market Price Change		(0.0038)